Business Combination - Net Proceeds from Reverse Recapitalization with FCAC (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021
Reverse Recapitalization [Abstract]
Cash received from Private Placement financing		$ 425,600
Cash paid to Legacy Sharecare stockholders	$ (91,700)	(91,698)
Cash received from FCAC trust and cash on hand, net of redemptions	146,400	146,363
Cash paid for issuance costs and advisory fees	$ (54,000)	(54,025)
Net proceeds from Reverse Recapitalization with FCAC		$ 426,240